Condensed Statement of Operations (unaudited) - TPG Pace Solutions - USD ($)		3 Months Ended			9 Months Ended
	Jan. 08, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Professional expenses and formation costs	$ 8,770	$ 1,498,767			$ 2,247,630
Income (Loss) from operations		(1,498,767)			(2,247,630)
Net income (loss) attributable to common units		(1,498,767)	$ (697,434)	$ (51,429)	(2,247,630)
Net loss per ordinary share:
Earnings Per Share, Basic	$ 0.00
Earnings Per Share, Diluted	$ 0.00
Weighted average ordinary shares outstanding:
Weighted Average Number of Shares Outstanding, Basic	4,000,000
Weighted Average Number of Shares Outstanding, Diluted	4,000,000
Class A Ordinary Shares Subject To Possible Redemption Member
Net income (loss) attributable to common units		$ (1,101,750)			$ (1,652,243)
Net loss per ordinary share:
Earnings Per Share, Basic		$ (0.04)			$ (0.09)
Earnings Per Share, Diluted		$ (0.04)			$ (0.09)
Weighted average ordinary shares outstanding:
Weighted Average Number of Shares Outstanding, Basic		28,500,000			18,050,000
Weighted Average Number of Shares Outstanding, Diluted		28,500,000			18,050,000
Founder Shares And Private Placement Shares
Net income (loss) attributable to common units		$ (397,017)			$ (595,387)
Net loss per ordinary share:
Earnings Per Share, Basic		$ (0.04)			$ (1.37)
Earnings Per Share, Diluted		$ (0.04)			$ (1.37)
Weighted average ordinary shares outstanding:
Weighted Average Number of Shares Outstanding, Basic		10,270,000			12,417,914
Weighted Average Number of Shares Outstanding, Diluted		10,270,000			12,417,914